Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Interest income	$ 113	$ 232	$ 243	$ 505
Interest expense:
Interest expense	(7,301)	(5,533)	(14,561)	(11,115)
Commitment fees	(241)	(301)	(504)	(602)
Amortization of debt issuance cost and fair value of debt assumed	(210)	(520)	(423)	(1,043)
Total interest expense	(7,752)	(6,354)	(15,488)	(12,760)
Gain (loss) on derivative instruments	247	326	910	662
Other items, net:
Foreign exchange gain (loss)	(811)	(28)	(944)	(365)
Bank charges, fees and other	(29)	(11)	(52)	(91)
Withholding tax on interest expense and other	(582)	(923)	(1,228)	(1,545)
Total other items, net	(1,422)	(962)	(2,224)	(2,001)
Total financial income (expense), net	$ (8,814)	$ (6,758)	$ (16,559)	$ (13,594)